             As filed with the Securities and Exchange Commission
                            on December 18, 1996


                      Registration No. 33-57684; 811-7454

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           -------------------------

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Post-Effective Amendment No. 9                    /X/


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 11                            /X/


                        (Check appropriate box or boxes)

                              ---------------------

                              PACIFIC CAPITAL FUNDS
               (Exact Name of Registrant as specified in Charter)

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
          (Address of Principal Executive Offices, including Zip Code)

                              ---------------------

        Registrant's Telephone Number, including Area Code (800) 554-3862

                                  Irimga McKay
                              1230 Columbia Street
                           San Diego, California 92101
                     (Name and Address of Agent for Service)

                                 With a copy to:


                             Joel H. Goldberg, Esq.
                    Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022

It is proposed that this filing will become effective (check appropriate box):


          /X/ immediately upon filing pursuant to paragraph (b)
          / / on (date) pursuant to paragraph (b)
          / / 60 days after filing pursuant to paragraph (a)(i)
          / / on (date) pursuant to paragraph (a)(i)
          / / 75 days after filing pursuant to paragraph (a)(ii)
          / / on (date) pursuant to paragraph (a) (ii) of Rule 485


                    If appropriate, check the following box:

          / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment
          / / 60 days after filing pursuant to paragraph (a)(i)
          / / on (date) pursuant to paragraph (a)(i)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant previously elected to register an indefinite number of shares of beneficial interest, no par value. A Rule 24f-2 notice was last filed on September 26, 1996.

                              PACIFIC CAPITAL FUNDS
                              Cross Reference Sheet

Part A         Prospectus Captions

1              Cover Page

2              Fund Expenses; Highlights

3 (a) & (b)    Financial Highlights

4              Investment Objectives and Policies of the Funds; General
               Information

5 Highlights; Management, Advisory, and Other Service Arrangements; General Information; Additional Discussion Regarding Permitted Investment Activities; Additional Risk Disclosure

5A             Not Applicable

6              General Information; Dividend and Tax Information
7              How to Purchase Retail Class Shares; How to Purchase
               Institutional Class Shares; Management, Advisory and Other
               Service Arrangements; Valuation of Retail Class Shares;
               Valuation of Institutional Class Shares

8              How to Redeem Retail Class Shares; How to Redeem
               Institutional Class Shares

9              Not Applicable

Part B         Statement of Additional Information Captions

10             Cover

11             Cover

12             Not Applicable

13             Investment Restrictions; Additional Information on Fund
               Investments

14             Management

15             Management

16             Management; Distribution and Shareholder Service Plan;
               Custodian; Independent Auditors

17             Portfolio Transactions


18             Capital Stock

19             Determination of Net Asset Value

20             Tax Information

21             Distribution and Shareholder Service Plan

22             Calculation of Yield and Total Return

23             Financial Statements


Part C         Other Information

24-32 Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this document.

                  The following are incorporated herein by reference in their entirety from Post Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (File No. 33-57684) filed on November 22, 1996:



         1. Prospectus relating to the Retail Class shares of the Pacific Capital Balanced Fund, Growth and Income Fund, and Growth Stock Fund, dated November 29, 1996.



         2. Prospectus relating to the Retail Class shares of the Pacific Capital U.S. Treasury Securities Fund, Short-Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, and Tax-Free Short Intermediate Securities Fund, dated November 29, 1996.



         3. Prospectus relating to the Retail Class shares of the Pacific Capital New Asia Growth Fund, dated November 29, 1996.



         4. Prospectus relating to the Institutional Class shares of the Pacific Capital Balanced Fund, Growth and Income Fund, Growth Stock Fund, New Asia Growth Fund, U.S. Treasury Securities Fund, Short-Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, and Tax-Free Short Intermediate Securities Fund, dated November 29, 1996.



         5. Statement of Additional Information relating to the Retail and Institutional Class shares of the Pacific Capital Balanced Fund, Growth and Income Fund, Growth Stock Fund, New Asia Growth Fund, U.S. Treasury Securities Fund, Short-Intermediate U.S. Treasury Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, and Tax-Free Short Intermediate Securities Fund, dated November 29, 1996.

                                     PART C

                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits.


                  (a)               None


                  (b)               Exhibits:

             Exhibit
             Number      Description

             1(a)*       - Declaration of Trust

              (b)o       - Amendment No. 1 to Declaration of Trust

              (c)++      - Amendment No. 2 to Declaration of Trust

             2*          - By-Laws

             3           - Not applicable

             4           - Instruments Defining Rights of Shareholders
                           (Incorporated by reference to Exhibits 1 and 2 above.)

             5(a)**      - Investment Advisory Agreement between
                           Hawaiian Trust Company, Limited and the
                           Registrant, dated as of October 29, 1993
                           ("Investment Advisory Agreement")

              (b)+       - Addendum and Amended Schedule A to
                           Investment Advisory Agreement

              (c)o       - Sub-Advisory Agreement between Hawaiian
                           Trust Company, Limited and Credit Lyonnais
                           Asset Management (UK) Limited

             6(a)**      - Distribution Agreement between BISYS Fund
                           Services (formerly, The Winsbury Company
                           Limited Partnership) and the Registrant, dated as of October 29, 1993 ("Distribution Agreement")

              (b)o       - Amended Schedules A and B to Distribution
                           Agreement

              (c)***     - Form of Selling Agreement

             7           - Not applicable

             Exhibit
             Number         Description

             8(a)-         - Form of Custodian Agreement between Bank
                              One Trust Company, N.A. and the Registrant, on behalf of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund (the "Custodian Agreement")

              (b)ooo        - Custodian Agreement between Union Bank of
                              California and Hawaiian Trust Company,
                              Limited, on behalf of New Asia Growth Fund.

             9(a)**         - Administration Agreement between BISYS Fund
                              Services (formerly The Winsbury Company
                              Limited Partnership) and the Registrant, dated as of October 29, 1993 ("Administration
                              Agreement")

              (b)o          - Amended Schedule A to Administration
                              Agreement

              (c)**         - Transfer Agency Agreement between
                              Administrative Data Management Corporation and the Registrant, dated as of August 17, 1993 ("Transfer Agency Agreement")

              (d)o          - Amended Appendix E to Transfer Agency
                              Agreement

              (e)**         - Fund Accounting Agreement between BISYS
                              Fund Services (formerly, The Winsbury Service Corporation) and the Registrant, dated as of October 29, 1993 ("Fund Accounting
                              Agreement")

              (f)o          - Amended Schedule A to the Fund Accounting
                              Agreement


             10**           - Opinion and Consent of Counsel

             11             - Consent of Independent Auditors

             12             - Not Applicable

             13**           - Form of Investment Letter

             14             - Not Applicable

             Exhibit

             Number    Description
             15(a)**   -  Distribution and Shareholder Service Plan
                          between the Registrant and BISYS Fund Services
                          (formerly, The Winsbury Company), dated as of
                          October 29, 1993

               (b)o    -  Amended Appendix A to the Distribution and
                          Shareholder Service Plan

             16(a)oo   - Schedule of computation of each performance
                         quotation provided in the Registration Statement in response to Item 22 (relating to Retail Class Shares of Pacific Capital Growth Stock Fund, Growth and Income Fund, Diversified Fixed
                         Income Fund, U.S. Treasury Securities Fund,
                         Short-Intermediate U.S. Treasury Fund,
                         Tax-Free Securities Fund and Tax-Free
                         Short-Intermediate Securities Fund).

              (b)oo    - Schedule of computation of each performance
                         quotation provided in the Registration Statement in response to Item 22 (relating to Institutional Class Shares of Pacific Capital Growth Stock Fund, Growth and Income Fund, Diversified
                         Fixed Income Fund, U.S. Treasury Securities
                         Fund, Short-Intermediate U.S. Treasury Fund,
                         Tax-Free Securities Fund and Tax-Free
                         Short-Intermediate Securities Fund).

             16(c)ooo  - Schedule of computation of each performance
                         quotation provided in the Registration Statement in response to Item 22 (relating to Institutional and Retail Class Shares of New Asia Growth
                         Fund).



              17(a)-- Financial Data Schedule for Diversified Fixed Income Fund -- Retail Class



                (b)-- Financial Data Schedule for Diversified Fixed Income Fund -- Institutional Class



                (c)-- Financial Data Schedule for Growth and Income Fund -- Retail Class



                (d)-- Financial Data Schedule for Growth and Income Fund -- Institutional Class



                (e)-- Financial Data Schedule for Growth Stock Fund -- Retail Class

             Exhibit
             Number     Description

             (f)-- Financial Data Schedule for Growth Stock Fund -- Institutional Class


             (g)-- Financial Data Schedule for New Asia Growth Fund -- Retail Class



             (h)-- Financial Data Schedule for New Asia Growth Fund -- Institutional Class



             (i)-- Financial Data Schedule for Short Intermediate U.S. Treasury Securities Fund -- Retail Class



             (j)-- Financial Data Schedule for Short Intermediate U.S. Treasury Securities Fund -- Institutional Class




             (k)-- Financial Data Schedule for Tax-Free Securities Fund -- Retail Class



             (l)-- Financial Data Schedule for Tax-Free Securities Fund -- Institutional Class



             (m)-- Financial Data Schedule for Tax-Free Short Intermediate Securities Fund -- Retail Class



             (n)-- Financial Data Schedule for Tax-Free Short Intermediate Securities Fund -- Institutional Class



             (o)--      Financial Data Schedule for U.S. Treasury
                        Securities Fund -- Retail Class



             (p)--      Financial Data Schedule for U.S. Treasury
                        Securities Fund --Institutional Class


             18         Rule 18f-3 Plan


              19---     Other Exhibits


                        -  Power of Attorney
                        For Trustees and certain Officers:
                          Irimga McKay
                          Deborah G. Patterson
                          Douglas Philpotts
                          Richard W. Gushman, II
                          Stanley W. Hong
                          Russell G. Okata
                          Oswald K. Stender
                          Craig Warren

----------------------------------



* Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Registrant's Registration Statement on Form N-1A (File No. 33-57684), filed on January 29, 1993.



** Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1994.



*** Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on July 8, 1993.



+ Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14, filed on October 21, 1994.



++ Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed on December 28, 1994.



o Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed on April 7, 1995.



oo Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Post-Effective Amendment No. 5 and Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed on April 7, 1995 and July 14, 1995, respectively.




ooo Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed on July 14, 1995.



- Refiled electronically as, and incorporated by reference to, identically numbered exhibit to Post-Effective Amendment No. 8. Initially filed as an exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on November 2, 1995.



-- Registrant's Prospectuses and Statement of Additional Information, dated November 29, 1996, which were filed in Post-Effective Amendment No. 8 (File No. 33-57684) to Registrant's Registration Statement, have been incorporated by reference into this filing. Financial Data Schedules relating to the financial information included in such Prospectuses and Statement of Additional

           Information for each class and series of the Registrant were also filed in Post-Effective Amendment No. 8.


--- Incorporated by reference to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed on November 22, 1996.

Item 25.        Persons Controlled by or under Common Control with Registrant.

                No person is controlled by or under common control with Registrant.

Item 26.        Number of Holders of Securities.

                As of December 6, 1996, the number of record holders of each class of securities of the Registrant was as follows:


                    Fund                             Number of Record Holders
                    ----                             ------------------------
         Balanced Fund

             Retail Class                                      0
             Institutional Class                               0


         Diversified Fixed Income Fund
             Retail Class                                        126
             Institutional Class                                 111

         Growth and Income Fund
             Retail Class                                        257
             Institutional Class                                 154

         Growth Stock Fund
             Retail Class                                        574
             Institutional Class                                 145

         New Asia Growth Fund
             Retail Class                                        453
             Institutional Class                                 158

         Short Intermediate U.S.
          Treasury Securities Fund
             Retail Class                                         32
             Institutional Class                                  80

         Tax-Free Securities Fund
             Retail Class                                         13
             Institutional Class                                  88

         Tax-Free Short Intermediate
          Securities Fund
             Retail Class                                         18
             Institutional Class                                  49

         U.S. Treasury Securities Fund

             Retail Class                                         73
             Institutional Class                                  14


Item 27.           Indemnification.

                Section 5.3 of Article V of the Registrant's Declaration of Trust provides:


                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) The Trustees shall provide for indemnification by the Trust (or by the appropriate Series thereof) to the fullest extent permitted by law of every person who is, or has been, a Trustee or officer of the Trust or any Series of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer of the Trust or of any Series and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or Officer:

                  (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                           (A) by the court or other body approving the settlement or other disposition; or

                           (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (D) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.3 may be advanced by the Trust prior to final disposition thereof upon receipt of any undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either:

                                    (i) such undertaking is secured by a surety
                           bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                                    (ii) a majority of the Disinterested
                           Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                    As used in this Section 5.3, a
                           "Disinterested Trustee" is one who is neither (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), as defined in the 1940 Act, nor (ii) involved in the claim, action, suit or proceeding.

Item  28.         Business and Other Connections of Investment Adviser and
                  Sub-Adviser

         a. Investment Adviser. Hawaiian Trust Company, Limited serves as investment adviser to all of the Registrant's investment portfolios.

                  To the knowledge of Registrant, none of the trustees or executive officers of Hawaiian Trust Company, Limited except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Hawaiian Trust Company, Limited who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee.

                                                                     Principal Business(es) During at
Name                                    Position(s)                  Least the Last Two Fiscal Years
----                                    -----------                  --------------------------------
William E. Aull                         Director                     President, Hawaii Pacific University
                                                                     Owner/Manager, various Australian
                                                                     cattle/sheep ranches.

Herbert M. Richards, Jr.                Director                     President and Manager, Kahua
                                                                     Ranch, Ltd.

K. Tim Yee                              Director                     President and Chief Executive
                                                                     Officer Queen Emmu Foundation

Frank McGee                             Senior Vice                  Riggs National Bank
                                        President

         b.       Sub-Adviser.  Credit Lyonnais International Asset Management
(HK) Limited ("Credit Lyonnais") serves as sub-adviser to New Asia Growth Fund.

                  To the knowledge of Registrant, none of the trustees or executive officers of Credit Lyonnais, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Credit Lyonnais who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee.

                                                                     Principal Business(es) During at
Name                                    Position(s)                  Least the Last Two Fiscal Years
----                                    -----------                  --------------------------------
Ghassan Alain                           Director                     Member of the General Management
  Hugues Hindie                                                      Committee of Credit Lyonnais S.A.;
                                                                     Head of Asset Management and
                                                                     Investor Relations Division

Thomas Douglas Tremayne                 Director                     Managing Director of CLIAM (HK),
  Waring                                                             Ltd.


David Peter Wong                        Director                     Group Finance Director of CLIAM
                                                                     (HK), Ltd.

Kim Teo Poh Jin                         Director                     Managing Director of CLIAM
                                                                     Singapore

Henry Dominic Chicheley                 Director                     Group Investment Director of
  Thornton                                                           CLIAM (HK), Ltd.

David Charles Robert                    Director                     Director of CLIAM North America
Harding

Paul Mack                               Director                     Managing Director of CLIAM Hong
                                                                     Kong

Item 29.          Principal Underwriter.

                  (a) BISYS Fund Services (formerly known as The Winsbury Company) acts as distributor and administrator for the Registrant. BISYS Fund Services also distributes the securities of The Riverfront Funds, Inc., the MMA Praxis Mutual Funds, the MarketWatch Funds, The Coventry Group, the Conestoga Family of Funds, the Pacific Capital Funds, The Parkstone Group of Funds, The HighMark Group, The Sessions Group, the American Performance Funds, AmSouth Mutual Funds, The Victory Portfolios, The ARCH Tax-Exempt Trust, the Qualivest Funds, the Summit Investment Trust, The M.S.D.&T Funds, Inc. and The ARCH Fund, Inc., each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

                  (b) The following are the directors, officers and partners of BISYS Fund Services:


                                        Positions and                           Positions and
Name and Principal                      Offices with                            Offices with
Business Addresses                      BISYS Fund Services                     the Registrant
------------------                      -------------------                     --------------
The BISYS Group, Inc.                   Sole Shareholder                        None
150 Clove Road
Little Falls, NJ  07424

BISYS Fund Services, Inc.               Sole General Partner                    None

3435 Stelzer Avenue
Columbus, OH 43219

WC Subsidiary Corporation               Limited Partner                         None
150 Clove Road
Little Falls, NJ   07424

                  (c)      Not applicable.

Item 30.          Location of Accounts and Records.

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                  (1)      Pacific Capital Funds
                           3435 Stelzer Avenue
                           Columbus, OH 43219-3035

                           Attention:  Secretary
                           (Registrant)

                  (2)      Hawaiian Trust Company, Limited
                           Financial Plaza of the Pacific
                           111 S. King Street
                           Honolulu, Hawaii  96813
                           Attention:  Trust Investments
                           (Investment Adviser)

                  (3)      BISYS Fund Services
                           3435 Stelzer Avenue
                           Columbus, OH 43219-3035
                           (Manager, Administrator and Distributor)

                  (4)      Shereff, Friedman, Hoffman & Goodman, LLP
                           919 Third Avenue
                           New York, New York 10022
                           (Declaration of Trust, Bylaws, Minute Book)

                  (5)      Credit Lyonnais International Asset Management
                             (HK) Limited
                           8 Connaught Place
                           Hong Kong

Item 31.          Management Services.

                  Other than as set forth under the captions "Management of the Funds" and "Other Information" in the Prospectus constituting Part A of this Registration Statement and "Management" and "Custodian" in the Statement of

Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32.          Undertakings.

                  (a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  (b) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a trustee or trustees if requested in writing by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                  (C) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Diego, and State of California on the 16th day of December, 1996.

                                                     PACIFIC CAPITAL FUNDS

                                                     By:      *
                                                        -----------------------
                                                        Irimga McKay
                                                        President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:


         Signature                                 Title                              Date
         ---------                                 -----                              ----
           *                                   President
---------------------------------              (Principal Executive
 (Irimga McKay)                                Officer)

           *                                   Treasurer (Principal
---------------------------------              Financial and Accounting
(Craig Warren)                                 Officer)


           *                                   Trustee and Chairman
---------------------------------
(Deborah G. Patterson)

           *                                   Trustee
---------------------------------
(Douglas Philpotts)

           *                                   Trustee
---------------------------------
(Richard W. Gushman, II)

           *                                   Trustee
---------------------------------
(Stanley W. Hong)


           *                                   Trustee
---------------------------------
(Russell K. Okata)

           *                                   Trustee
---------------------------------
(Oswald K. Stender)

*By:     /s/ Gregory Maddox                                                    December 16, 1996
     ----------------------------
        (Gregory Maddox
        Attorney-in-Fact)

                                EXHIBIT INDEX


        11           Consent of Independent Auditors

        18           Rule 18f-3 Plan